Repurchase Transactions	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Repurchase Transactions
NOTE 8. REPURCHASE TRANSACTIONS

As of the indicated dates, the Group maintains the following repurchase transactions:

	12.31.19	12.31.18
Debtors for Reserve Repurchase Transactions of Government Securities	29,996,370	3,165,191
Interest Accrued Receivable for Reserve Repurchase Transactions	79,108	16,180

Total Repurchase Transactions - Assets	30,075,478	3,181,371

	12.31.19	12.31.18
Creditors for Repurchase Transactions of Government Securities	—	2,990,202
Interest Accrued Payable for Repurchase Transactions	—	7,313

Total Repurchase Transactions - Liabilities	—	2,997,515

At the closing of previous fiscal year, the Group maintained Repurchase Transactions, for which it carried out cash sales transactions of a security, agreeing upon the forward purchase transaction, thereby retaining substantially all the risks and benefits associated with the instruments, recognizing them in “Financial Assets Pledged as Collateral”, for not meeting the provisions of point 3.4.2 (Derecognition of assets), of IFRS 9 “Financial Instruments”.
The residual values of the assets transferred in repurchase transactions are presented in Note 7 and Schedule O.

	12.31.19	12.31.18
Reverse Repurchase Transactions recorded in Off-Balance Sheet Items	29,968,733	3,171,280
Repurchase Transactions recorded in Financial Assets Pledged as Collateral	—	3,024,074